Taxation - Summary of Reconciliation of Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation [Abstract]
Profit before income tax	¥ 4,373	¥ 3,632	¥ 4,632
Tax calculated at a tax rate of 25%	1,093	908	1,158
Effects of different tax rates applicable to different subsidiaries of the Group	(22)	29	34
Effects of tax holiday on assessable profit of certain subsidiaries		(34)	(214)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(764)	(664)	(631)
Expense not deductible for tax purposes	222	191	82
Income not subject to tax		(3)
Unrecognized deferred income tax assets	44	27	46
Utilization of previously unrecognized tax assets	(33)	(38)	(11)
Others	(6)	1	(8)
Total income tax expense	¥ 534	¥ 417	¥ 456